UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2010

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 73.3% (56.9% of Total Investments)
		Capital Markets – 7.6%
60,700		Ameriprise Financial, Inc.	7.750%		A	$ 1,609,157
136,600		Credit Suisse	7.900%		A3	3,536,574
388,759		Deutsche Bank Capital Funding Trust II	6.550%		BBB+	8,890,916
12,200		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	258,152
		Total Capital Markets				14,294,799
		Commercial Banks – 11.1%
3,600		ASBC Capital I	7.625%		Baa3	79,128
110,170		Banco Santander Finance, 144A	10.500%		A-	3,112,303
246,100		Banesto Holdings, Series A, 144A	10.500%		Ba1	6,360,159
37,400		BB&T Capital Trust VI	9.600%		A3	1,073,380
21,200		BB&T Capital Trust VII	8.100%		A3	564,768
44,500		CoBank ACB, 144A	7.000%		N/R	1,768,875
20,200		CoBank ACB	11.000%		A	1,074,388
16,000		CoBank ACB	0.000%		A	836,000
111,802		HSBC Finance Corporation	6.875%		A	2,789,460
8,000		Merrill Lynch Capital Trust I	6.450%		Baa3	165,760
5,500		Merrill Lynch Capital Trust II	6.450%		Baa3	113,575
25,000		Merrill Lynch Capital Trust III	7.375%		Baa3	587,000
100,278		National City Capital Trust II	6.625%		BBB	2,384,611
		Total Commercial Banks				20,909,407
		Diversified Financial Services – 3.1%
32,000		BAC Capital Trust X	6.250%		Baa3	659,200
40,500		BAC Capital Trust XII	6.875%		Baa3	942,030
53,800		Countrywide Capital Trust IV	6.750%		Baa3	1,155,086
113,800		ING Groep N.V.	7.050%		Ba1	2,426,216
23,180		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	561,188
		Total Diversified Financial Services				5,743,720
		Diversified Telecommunication Services – 0.9%
56,109		AT&T Inc.	6.375%		A	1,480,155
600		BellSouth Capital Funding (CORTS)	7.120%		A	15,056
4,600		BellSouth Corporation (CORTS)	7.000%		A	117,156
		Total Diversified Telecommunication Services				1,612,367
		Electric Utilities – 4.2%
193,247		Entergy Mississippi Inc.	7.250%		A-	4,947,123
78,100		Entergy Texas Inc.	7.875%		BBB+	2,182,895
31,700		PPL Energy Supply LLC	7.000%		BBB	815,641
		Total Electric Utilities				7,945,659
		Food Products – 0.4%
10,400		Dairy Farmers of America Inc., 144A	7.875%		BBB-	844,676
		Insurance – 20.7%
319,390		Aegon N.V.	6.375%		BBB	6,496,393
75,054		Allianz SE	8.375%		A+	1,942,022
188,583		Arch Capital Group Limited	8.000%		BBB-	4,869,213
8,000		Axis Capital Holdings Limited	7.500%		BBB	710,000
133,200		Delphi Financial Group, Inc.	8.000%		BBB	3,383,280
90,100		Delphi Financial Group, Inc.	7.376%		BB+	1,890,298
108,767		EverestRe Capital Trust II	6.200%		Baa1	2,376,559
142,875		Financial Security Assurance Holdings	6.250%		A+	2,763,745
170,100		PartnerRe Limited, Series C	6.750%		BBB+	4,228,686
59,843		PLC Capital Trust III	7.500%		BBB	1,451,193
20,700		PLC Capital Trust IV	7.250%		BBB	504,045
8,500		PLC Capital Trust V	6.125%		BBB	175,100
147,963		Protective Life Corporation	7.250%		BBB	3,472,692
63,344		Prudential PLC	6.750%		A-	1,535,459
73,466		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,824,895
53,300		W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	1,308,515
		Total Insurance				38,932,095
		Media – 4.0%
58,700		CBS Corporation	6.750%		BBB-	1,399,408
247,414		Viacom Inc.	6.850%		BBB	6,177,928
		Total Media				7,577,336
		Multi-Utilities – 3.4%
105,500		Dominion Resources Inc.	8.375%		BBB	2,930,790
129,200		Xcel Energy Inc.	7.600%		Baa2	3,478,064
		Total Multi-Utilities				6,408,854
		Oil, Gas & Consumable Fuels – 2.6%
192,700		Nexen Inc.	7.350%		BB+	4,811,719
		Pharmaceuticals – 0.1%
8,700		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	216,978
		Real Estate/Mortgage – 15.2%
56,000		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	1,348,480
108,611		HRPT Properties Trust, Series B	8.750%		Baa3	2,753,289
48,011		HRPT Properties Trust, Series C	7.125%		Baa3	1,116,256
21,800		Kimco Realty Corporation, Series F	6.650%		Baa2	492,026
122,736		Kimco Realty Corporation, Series G	7.750%		Baa2	3,101,539
11,100		Prologis Trust, Series G	6.750%		Baa3	243,978
109,620		Public Storage, Inc.	6.750%		Baa1	2,646,227
14,000		Public Storage, Inc., Series H	6.950%		Baa1	341,740
26,299		Public Storage, Inc., Series X	6.450%		Baa1	610,400
77,300		Public Storage, Inc., Series Y	6.850%		Baa1	1,886,607
20,600		Realty Income Corporation	6.750%		Baa2	510,262
30,772		Regency Centers Corporation	7.450%		Baa3	743,144
69,809		Regency Centers Corporation	7.250%		BBB-	1,657,266
31,800		United Dominion Realty Trust	6.750%		Baa3	730,128
150,320		Vornado Realty LP	7.875%		BBB	3,783,554
80,367		Wachovia Preferred Funding Corporation	7.250%		A-	1,866,925
209,635		Weingarten Realty Trust	8.100%		BBB	4,660,186
		Total Real Estate/Mortgage				28,492,007
		Total $25 Par (or similar) Preferred Securities (cost $139,481,095)				137,789,617

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 1.2% (0.9% of Total Investments)
		Commercial Banks – 1.2%
$ 2,000		National Australia Bank	8.000%	9/24/16	A+	$ 2,158,400
$ 2,000		Total Corporate Bonds (cost $2,025,673)				2,158,400

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 49.4% (38.3% of Total Investments)
		Commercial Banks – 25.9%
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	$ 1,407,204
3,300		Barclays Bank PLC, 144A	7.434%	12/15/57	A-	3,300,000
1,000		Barclays Bank PLC	6.278%	12/15/34	A-	850,000
1,800		BB&T Capital Trust IV	6.820%	6/12/37	A3	1,705,500
1,400		BBVA International Unipersonal	5.919%	4/18/58	A-	1,167,417
1,000		BNP Paribas, 144A	7.195%	12/25/57	A	975,000
6,250		Credit Agricole, S.A.	9.750%	12/26/54	A-	6,906,250
1,000		First Empire Capital Trust I	8.234%	2/01/27	Baa2	891,282
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	8,566,405
500		Fulton Capital Trust I	6.290%	2/01/36	BBB-	314,849
1,900		Nordea Bank AB	8.375%	3/25/15	A-	2,050,822
1,800		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	1,658,984
5,000		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	6,453,155
6,800		Societe Generale	8.750%	10/07/49	BBB+	6,996,819
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,107,757
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	4,401,250
		Total Commercial Banks				48,752,694
		Diversified Financial Services – 3.1%
100		JPMorgan Chase & Company	7.900%	4/30/49	BBB+	106,970
2,000		JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	1,882,518
1,500		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,535,580
2,340		JPM Chase Capital XXV	6.800%	10/01/37	A2	2,336,497
		Total Diversified Financial Services				5,861,565
		Diversified Telecommunication Services – 3.1%
5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	5,738,331
		Electric Utilities – 1.4%
500		Dominion Resources Inc.	7.500%	6/30/66	BBB	503,118
2,000		FPL Group Capital Inc.	7.300%	9/01/17	A3	2,022,864
		Total Electric Utilities				2,525,982
		Insurance – 14.5%
2,300		AXA S.A., 144A	6.463%	12/14/18	Baa1	2,024,000
5,000		AXA S.A., 144A	6.379%	12/14/36	Baa1	4,400,000
300		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	267,000
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	1,813,000
1,700		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,780,750
3,000		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,090,000
1,700		National Financial Services Inc.	6.750%	5/15/37	Baa2	1,434,508
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	252,167
2,400		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	2,081,736
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,544,320
2,000		Progressive Corporation	6.700%	6/15/67	A2	1,966,492
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,698,750
1,700		Prudential PLC	6.500%	6/29/49	A-	1,542,750
900		Swiss Re Capital I	6.854%	5/25/16	A-	822,214
3,000		XL Capital, Limited	6.500%	10/15/57	BBB-	2,580,000
54		ZFS Finance USA Trust V	6.500%	5/09/67	A	51,570
		Total Insurance				27,349,257
		Road & Rail – 1.4%
2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,711,649
		Total Capital Preferred Securities (cost $94,695,152)				92,939,478

Shares		Description (1)				Value
		Investment Companies – 4.0% (3.1% of Total Investments)
172,099		Blackrock Preferred Income Strategies Fund				$ 1,733,037
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,303,897
157,399		John Hancock Preferred Income Fund III				2,541,994
		Total Investment Companies (cost $10,816,115)				7,578,928

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 1.0% (0.8% of Total Investments)
$ 1,960		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $1,960,335, collateralized by $1,960,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $2,002,924	0.000%	4/01/10		$ 1,960,335
		Total Short-Term Investments (cost $1,960,335)				1,960,335
		Total Investments (cost $248,978,370) – 128.9%				242,426,758
		Borrowings – (29.2)% (4), (5)				(55,000,000)
		Other Assets Less Liabilities – 0.3%				625,993
		Net Assets Applicable to Common Shares - 100%				$ 188,052,751

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$ 119,470,933	$ 111,258,162	$ –	$ 230,729,095
Corporate Bonds	–	2,158,400	–	2,158,400
Investment Companies	7,578,928	–	–	7,578,928
Short-Term Investments	1,960,335	–	–	1,960,335
Total	$ 129,010,196	$ 113,416,562	$ –	$ 242,426,758

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Corporate Bonds
Balance as of beginning of period	$ 2,050,000
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	108,400
Net purchases at cost (sales at proceeds)	–
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	(2,158,400)
Balance as of end of period	$ –

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $249,420,761.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,974,305
Depreciation	(15,968,308)

Net unrealized appreciation (depreciation) of investments	$ (6,994,003)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.
(4)	Borrowings as a percentage of Total Investments is 22.7%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $206,154,651 have been pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.